Unaudited condensed consolidated statements of profit or loss and total comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss and total comprehensive income
Revenues	$ 84,922	$ 70,352	$ 170,381	$ 157,440
Voyage expenses and commissions	(2,172)	(1,852)	(3,633)	(3,931)
Vessel operating costs	(19,047)	(20,044)	(37,621)	(37,851)
Depreciation	(22,224)	(20,798)	(44,211)	(41,484)
General and administrative expenses	(4,380)	(3,488)	(9,071)	(6,559)
Impairment loss on vessels	(28,027)		(28,027)
Profit from operations	9,072	24,170	47,818	67,615
Financial costs	(9,778)	(9,115)	(18,559)	(18,531)
Financial income	221	11	260	23
(Loss)/gain on derivatives	1,246	(403)	6,223	916
Total other expenses, net	(8,311)	(9,507)	(12,076)	(17,592)
Profit for the period	761	14,663	35,742	50,023
Total comprehensive income for the period	$ 761	$ 14,663	35,742	50,023
Common units
Profit or loss and total comprehensive income
Profit for the period			21,481	34,127
Total comprehensive income for the period			$ 21,481	$ 34,127
Earnings/(loss) per unit, basic and diluted:
Earnings/(loss) per unit (basic)	$ (0.12)	$ 0.14	$ 0.42	$ 0.71
Earnings/(loss) per unit (diluted)	(0.12)	0.14	$ 0.40	$ 0.68
General partner units
Profit or loss and total comprehensive income
Profit for the period			$ 453	$ 732
Total comprehensive income for the period			$ 453	$ 732
Earnings/(loss) per unit, basic and diluted:
Earnings/(loss) per unit (basic)	(0.12)	0.14	$ 0.42	$ 0.72
Earnings/(loss) per unit (diluted)	$ (0.12)	$ 0.14	$ 0.42	$ 0.72